CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Operating expenses:
Research and development, net (includes $0 and $24 of related party research and development reimbursement, net, during the three months ended March 31, 2026, and 2025, respectively)	$ (1,942)
Selling, general and administrative (includes $88 and $44 of related party expenses, during the three months ended March 31, 2026, and 2025, respectively)	(4,549)
Loss from operations	(6,491)
Other (expense) income, net:
Financing costs related to issuance of convertible promissory notes	(37)
Change in fair value of convertible promissory notes	(1,407)
Change in fair value of warrant liabilities (includes related party loss of $33 and $0 during the three months ended March 31, 2026, and 2025, respectively)	(106)
Other (expenses) income, net	(234)
Other income	(2,084)
Loss before provision for income taxes	(8,575)
Net income (loss)	(8,575)
Net loss attributable to common stockholders - basic (Note 12)	(8,575)
Net loss attributable to common stockholders - diluted (Note 12)	$ (8,575)
Basic net income (loss) per share (In dollars per share) | $ / shares	$ (1.7)
Diluted net income (loss) per share (In dollars per share) | $ / shares	$ (1.7)
Basic weighted average shares outstanding (In shares) | shares	5,056,994
Diluted weighted average shares outstanding (In shares) | shares	5,056,994
Related party
Operating expenses:
Research and development, net (includes $0 and $24 of related party research and development reimbursement, net, during the three months ended March 31, 2026, and 2025, respectively)	$ 0
Selling, general and administrative (includes $88 and $44 of related party expenses, during the three months ended March 31, 2026, and 2025, respectively)	(88)
Other (expense) income, net:
Change in fair value of convertible promissory notes	(1,407)
Change in fair value of warrant liabilities (includes related party loss of $33 and $0 during the three months ended March 31, 2026, and 2025, respectively)	33
Non related party
Other (expense) income, net:
Change in fair value of convertible promissory notes	$ (300)